Financial Instruments - Offsetting of Derivative Assets and Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Offsetting Assets [Line Items]
Derivative assets, gross amount recognized	$ 40	$ 23
Derivative liabilities, gross amounts recognized	16	81
Foreign Exchange Contract [Member]
Offsetting Assets [Line Items]
Derivative assets, gross amount recognized	40	23
Derivative assets, gross amounts offset	(15)	(20)
Derivative asets, net amounts reported	25	3
Derivative liabilities, gross amounts recognized	15	76
Derivative liabilities, gross amounts offset	(15)	(20)
Derivative liabilities, net amounts reported	0	56
interest rate contract
Offsetting Assets [Line Items]
Derivative liabilities, gross amounts recognized	1	1
Derivative liabilities, gross amounts offset	0	0
Derivative liabilities, net amounts reported	1	1
Commodity Contract [Member]
Offsetting Assets [Line Items]
Derivative liabilities, gross amounts recognized		4
Derivative liabilities, gross amounts offset		0
Derivative liabilities, net amounts reported		$ 4